UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  4/30/07


                Date of Reporting Period:  Quarter ended 1/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  ASSET-BACKED SECURITIES--0.1%
                  HOME EQUITY LOAN--0.1%
  $   127,183 1,2 125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029                                        $     127,183
      140,129     New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028                                   139,585
                      TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $266,382)                                               266,768
                  CORPORATE BONDS--91.8%
                  BASIC INDUSTRY - CHEMICALS--1.4%
    1,140,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                                               1,075,967
    2,000,000     Praxair, Inc., 6.375%, 4/1/2012                                                                          2,083,654
                      TOTAL                                                                                                3,159,621
                  BASIC INDUSTRY - METALS & MINING--4.0%
      730,000     Alcoa, Inc., Note, 5.55%, 2/1/2017                                                                         727,192
    1,370,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                               1,356,309
    1,500,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                   1,417,528
    2,560,000 1,2 Codelco, Inc., 4.75%, 10/15/2014                                                                         2,426,624
      500,000     Noranda, Inc., 6.00%, 10/15/2015                                                                           509,370
    1,200,000     Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                                                1,214,032
      960,000     Vale Overseas Ltd., 6.875%, 11/21/2036                                                                     975,600
      650,000 1,2 Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011                                               644,935
                      TOTAL                                                                                                9,271,590
                  BASIC INDUSTRY - PAPER--1.6%
       25,000     International Paper Co., Note, 6.50%, 11/15/2007                                                            25,192
    2,430,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                               2,641,595
    1,000,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                                               1,052,196
                      TOTAL                                                                                                3,718,983
                  CAPITAL GOODS - AEROSPACE & DEFENSE--2.0%
    1,370,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                             1,336,008
      300,000 1,2 Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                                                 299,250
    2,200,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                             2,192,423
      860,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                           821,224
                      TOTAL                                                                                                4,648,905
                  CAPITAL GOODS - BUILDING MATERIALS--0.5%
      650,000     CRH America, Inc., 5.30%, 10/15/2013                                                                       631,649
      600,000 1,2 Owens Corning, Inc., Sr. Unsecd. Note, 6.50%, 12/1/2016                                                    610,094
                      TOTAL                                                                                                1,241,743
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING--3.0%
      860,000     Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                                              929,515
    2,000,000     General Electric Co., Note, 5.00%, 2/1/2013                                                              1,969,604
    1,120,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                                                 1,169,608
      725,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                                759,033
    2,000,000     Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                                          2,097,704
                      TOTAL                                                                                                6,925,464
                  CAPITAL GOODS - ENVIRONMENTAL--1.4%
    1,000,000     Waste Management, Inc., 7.375%, 8/1/2010                                                                 1,059,938
    2,000,000     Waste Management, Inc., Deb., 8.75%, 5/1/2018                                                            2,069,033
                      TOTAL                                                                                                3,128,971
                  COMMUNICATIONS - MEDIA & CABLE--2.6%
    3,300,000     Comcast Corp., 7.125%, 6/15/2013                                                                         3,567,355
      550,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                         575,711
    1,925,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                                1,882,687
                      TOTAL                                                                                                6,025,753
                  COMMUNICATIONS - MEDIA NONCABLE--1.2%
    2,000,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                     2,122,252
      500,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                                     583,704
                      TOTAL                                                                                                2,705,956
                  COMMUNICATIONS - TELECOM WIRELESS--2.5%
    1,000,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                            1,300,752
    1,070,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                       1,053,040
    3,000,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                                            3,325,578
                      TOTAL                                                                                                5,679,370
                  COMMUNICATIONS - TELECOM WIRELINES--1.2%
      700,000     Embarq Corp., 6.738%, 6/1/2013                                                                             718,561
    1,500,000 1,2 KT Corp., Note, 5.875%, 6/24/2014                                                                        1,500,303
      500,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                        540,348
                      TOTAL                                                                                                2,759,212
                  CONSUMER CYCLICAL - AUTOMOTIVE--4.0%
    1,000,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                           1,026,586
    4,500,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                     4,392,464
    1,600,000     DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008                               1,568,861
      500,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                         496,346
    1,760,000 1,2 Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                                          1,713,758
                      TOTAL                                                                                                9,198,015
                  CONSUMER CYCLICAL - ENTERTAINMENT--1.4%
      180,000     International Speedway Corp., 4.20%, 4/15/2009                                                             174,604
      940,000     International Speedway Corp., 5.40%, 4/15/2014                                                             904,958
      730,000     Time Warner, Inc., 5.50%, 11/15/2011                                                                       728,569
    1,360,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                  1,380,506
                      TOTAL                                                                                                3,188,637
                  CONSUMER CYCLICAL - LODGING--0.2%
      450,000 1,2 Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016                                                443,397
                  CONSUMER CYCLICAL - RETAILERS--1.1%
      452,648 1,2 CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                              426,370
      375,000     CVS Corp., Sr. Note, 5.75%, 8/15/2011                                                                      378,925
      830,000     Home Depot, Inc., 5.40%, 3/1/2016                                                                          802,887
    1,000,000     Target Corp., 5.875%, 3/1/2012                                                                           1,025,178
                      TOTAL                                                                                                2,633,360
                  CONSUMER CYCLICAL - SERVICES--1.1%
    2,025,000     Boston University, 7.625%, 7/15/2097                                                                     2,310,713
      170,000 1,2 Realogy Corp., Sr. Note, 6.06%, 10/20/2009                                                                 169,467
                      TOTAL                                                                                                2,480,180
                  CONSUMER NON-CYCLICAL FOOD/BEVERAGE--2.0%
      940,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                                  938,585
      700,000     General Mills, Inc., Note, 5.70%, 2/15/2017                                                                699,400
        5,000     Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011                                     5,700
    1,000,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                     1,008,583
      650,000     Kraft Foods, Inc., Note, 6.25%, 6/1/2012                                                                   672,700
    1,190,000 1,2 SABMiller PLC, Note, 6.20%, 7/1/2011                                                                     1,218,166
                      TOTAL                                                                                                4,543,134
                  CONSUMER NON-CYCLICAL HEALTH CARE--1.4%
    1,500,000     Anthem, Inc., 6.80%, 8/1/2012                                                                            1,595,258
      780,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                         757,676
      820,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                   767,371
                      TOTAL                                                                                                3,120,305
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS--1.5%
    1,370,000     Genentech, Inc., Note, 4.40%, 7/15/2010                                                                  1,336,041
      580,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                                627,570
    1,400,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                     1,400,837
                      TOTAL                                                                                                3,364,448
                  CONSUMER NON-CYCLICAL SUPERMARKETS--0.5%
      450,000     Kroger Co., 7.25%, 6/1/2009                                                                                465,727
      675,000     Kroger Co., Company Guarantee, 7.45%, 3/1/2008                                                             687,662
                      TOTAL                                                                                                1,153,389
                  CONSUMER NON-CYCLICAL TOBACCO--0.4%
      375,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                      376,708
      500,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                                 544,281
                      TOTAL                                                                                                  920,989
                  ENERGY - INDEPENDENT--2.8%
    1,000,000     Anadarko Finance Co., 6.75%, 5/1/2011                                                                    1,042,557
      290,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                                               287,993
    1,970,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                        1,855,985
      170,000     Pemex Project Funding Master, 5.75%, 12/15/2015                                                            165,376
    1,350,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                      1,502,955
    1,026,000 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                        993,838
      600,000 1,2 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                                        598,620
                      TOTAL                                                                                                6,447,324
                  ENERGY - INTEGRATED--2.9%
       10,000     BP Amoco PLC, Deb., 9.125%, 3/1/2011                                                                        11,390
    2,870,000     ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013                                                   2,884,300
    1,300,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                                  1,452,075
    1,310,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                       1,312,119
    1,100,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                                           1,080,693
                      TOTAL                                                                                                6,740,577
                  ENERGY - REFINING--0.9%
    2,170,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                                               2,035,694
                  FINANCIAL INSTITUTION - BANKING--21.8%
    1,200,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                         1,203,607
    5,000,000     Bank of America Corp., Sr. Note, 5.375%, 6/15/2014                                                       4,985,935
    1,700,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                                    1,715,958
    1,180,000     Capital One Capital IV, 6.745%, 2/17/2037                                                                1,191,379
    2,000,000     Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010                                                      2,153,029
    2,000,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                                         2,024,982
    1,093,000     Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015                                                        1,115,528
    2,100,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                          2,226,772
    1,610,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                         1,624,457
    2,800,000     First Union Institutional Capital I, Bond, 8.04%, 12/1/2026                                              2,922,859
    2,100,000     HSBC Finance Capital Trust IX, Note, 11/30/2035                                                          2,117,880
      660,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                       650,149
    1,100,000     HSBC Finance Corp., 5.00%, 6/30/2015                                                                     1,064,720
    2,000,000     HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012                                                          1,991,289
    1,200,000     Hudson United Bancorp, 7.00%, 5/15/2012                                                                  1,279,375
    1,100,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                    1,077,163
    1,400,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011                                                      1,471,519
    1,165,000     Manufacturers & Traders Trust Co.,, Sub. Note, 5.629%, 12/1/2021                                         1,146,313
    2,000,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                            1,948,872
      610,000     Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                                           610,120
      400,000     PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                                            396,794
    1,000,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                           1,053,099
      960,000     Popular North America, Inc., 5.65%, 4/15/2009                                                              960,750
    3,822,222 1,2 Regional Diversified Funding, 9.25%, 3/15/2030                                                           4,313,382
    1,460,000 1,2 Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                       1,422,891
      620,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                                               609,930
      200,000     SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007                                                 201,510
    1,500,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                                     1,431,604
    1,100,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                          1,053,335
      500,000     Washington Mutual Bank, 5.125%, 1/15/2015                                                                  481,772
    1,200,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                     1,262,451
    1,000,000     Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011                                                       1,041,161
    1,230,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                              1,200,539
                      TOTAL                                                                                               49,951,124
                  FINANCIAL INSTITUTION - BROKERAGE--7.4%
    2,550,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                                    2,485,504
    3,000,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                                               2,898,338
      900,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                                        1,077,135
    5,000,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                              5,268,977
    1,700,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                         1,731,261
    2,000,000     Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014                                                1,996,196
      390,000     Nuveen Investments, 5.00%, 9/15/2010                                                                       383,351
      390,000     Nuveen Investments, 5.50%, 9/15/2015                                                                       378,518
      585,760 1,2 World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013                                           613,195
                      TOTAL                                                                                               16,832,475
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--4.6%
    1,000,000     American General Finance Corp., 4.00%, 3/15/2011                                                           950,291
    1,600,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                           1,570,667
    1,020,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                      1,044,897
    1,500,000     General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008                                      1,579,790
      500,000 1,2 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                                                  503,120
    1,535,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                      1,514,189
    1,070,000     Residential Capital Corp., 6.00%, 2/22/2011                                                              1,066,094
    2,650,000     SLM Corp., Floating Rate Note, 6.093%, 12/15/2014                                                        2,294,722
                      TOTAL                                                                                               10,523,770
                  FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
      300,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                      303,840
                  FINANCIAL INSTITUTION - INSURANCE - LIFE--0.6%
    1,150,000 1,2 Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                                                 1,271,178
                  FINANCIAL INSTITUTION - INSURANCE - P&C--2.7%
      475,000     CNA Financial Corp., Note, 6.00%, 8/15/2011                                                                481,215
      630,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                    643,286
    1,400,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                               1,387,902
      750,000     Loews Corp., Deb., 8.875%, 4/15/2011                                                                       842,518
    1,000,000     St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007                                     1,010,136
      200,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                      199,265
    1,500,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                                1,522,125
                      TOTAL                                                                                                6,086,447
                  FINANCIAL INSTITUTION - REITS--2.5%
    2,000,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                 2,005,299
    1,000,000     Health Care Property Investors, Inc., 5.95%, 9/15/2011                                                   1,006,507
      860,000     Prologis, Note, 5.25%, 11/15/2010                                                                          852,491
      660,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                        659,850
    1,300,000     Simon Property Group, Inc., Note, 4.875%, 8/15/2010                                                      1,279,752
                      TOTAL                                                                                                5,803,899
                  FOREIGN-LOCAL-GOVERNMENT--1.0%
    2,180,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                                                 2,242,445
                  MUNICIPAL SERVICES--0.6%
      560,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                                              537,751
      970,000 1,2 Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050                                                   946,963
                      TOTAL                                                                                                1,484,714
                  SOVEREIGN--0.5%
    1,000,000     Sweden, Government of, Deb., 10.25%, 11/1/2015                                                           1,138,013
                  TECHNOLOGY--1.9%
    1,295,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                              1,295,772
      375,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                                405,564
      780,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                                 779,868
    1,970,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                              1,947,348
                      TOTAL                                                                                                4,428,552
                  TRANSPORTATION - AIRLINES--1.0%
    1,830,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                  1,900,017
      425,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                                             461,751
                      TOTAL                                                                                                2,361,768
                  TRANSPORTATION - RAILROADS--0.7%
      480,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                      458,166
      746,536     Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                                       836,750
      230,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                             240,916
       30,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                      28,654
                      TOTAL                                                                                                1,564,486
                  TRANSPORTATION - SERVICES--0.5%
      550,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                                        552,672
      700,000     Ryder System, Inc., 5.95%, 5/2/2011                                                                        705,594
                      TOTAL                                                                                                1,258,266
                  UTILITY - ELECTRIC--2.6%
      450,000     Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036                                   431,797
      510,000     Commonwealth Edison Co., FMB, 5.40%, 12/15/2011                                                            506,637
      420,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                                                421,183
      740,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                             712,524
      965,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                             981,437
    1,500,000     Enersis S.A., Note, 7.40%, 12/1/2016                                                                     1,648,833
      535,000     PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036                                                 519,205
      620,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                                                   638,201
                      TOTAL                                                                                                5,859,817
                  UTILITY - NATURAL GAS DISTRIBUTOR--1.1%
    2,570,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                    2,478,724
                  UTILITY - NATURAL GAS PIPELINES--0.6%
    1,400,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                     1,296,679
                      TOTAL CORPORATE BONDS                                                                              210,421,214
                      (IDENTIFIED COST $210,181,227)
                  CORPORATE NOTES--0.7%
                  COMMUNICATIONS - TELECOM WIRELINES--0.7%
    1,785,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010                                                          1,734,942
                  (IDENTIFIED COST $1,784,445)
                  GOVERNMENTS/AGENCIES--2.5%
                  SOVEREIGN--2.5%
    1,500,000     United Mexican States, 6.625%, 3/3/2015                                                                  1,588,200
    3,600,000     United Mexican States, Note, 9.875%, 2/1/2010                                                            4,040,280
                      TOTAL GOVERNMENTS/AGENCIES                                                                           5,628,480
                      (IDENTIFIED COST $5,607,112)
                  U.S. TREASURY--0.9%
    2,000,000   3 U.S. Treasury Note, 4.875%, 4/30/2011                                                                    2,004,396
                  (IDENTIFIED COST $1,991,215)
                  REPURCHASE AGREEMENT--3.0%
    6,781,000     Interest in $4,200,000,000 joint repurchase agreement, 5.29%, dated 1/31/2007 under which Bank of        6,781,000
                  America N.A. will repurchase a U.S. Government Agency security maturing 7/1/2035 for
                  $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510 (AT COST).
                      TOTAL INVESTMENTS - 99.0%                                                                          226,836,800
                      (IDENTIFIED COST $226,611,381)4
                      OTHER ASSETS AND LIABILITIES - NET - 1.0%                                                            2,323,547
                      TOTAL NET ASSETS - 100%                                                                          $ 229,160,347

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $34,280,371, which represented 15.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $34,280,371, which represented 15.0% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 At January 31, 2007, the cost of investments for federal tax purposes was $226,611,381. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $225,419. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,268,398, and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,042,979.

    At January 31, 2007, the Fund had the following outstanding futures contracts:
    CONTRACTS                                                            NOTIONAL        EXPIRATION         UNREALIZED  APPRECIATION
                                                  NUMBER                    VALUE        DATE                         (DEPRECIATION)
                                                  OF CONTRACTS
    5U.S Treasury Notes 10-Year Futures (Long)    70                    $7,472,500       March 2007                    $14,080
    5U.S Treasury Notes 5-Year Futures (Long)     100                   $10,453,125      March 2007                    $(143,389)
    5U.S Treasury Notes 2-Year Futures (Long)     30                    $6,107,813       March 2007                    $(36,689)
    5U.S Treasury Bond Futures (Short)            170                   $(18,721,250)    March 2007                    $638,112

5    Non-income producing security.



Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value ("NAV");

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronym is used throughout this portfolio:

 REITs --Real Estate Investment Trusts






FEDERATED SHORT-TERM INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES OR PRINCIPAL     VALUE
  AMOUNT

                  ADJUSTABLE RATE MORTGAGES--4.7%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--1.4%
  $    42,458   1  FHLMC ARM 390260, 30 Year, 5.584%,10/1/2030                                                        $       42,358
      240,590   1  FHLMC ARM 420173, 30 Year, 5.750%, 4/1/2030                                                               241,152
       19,611   1  FHLMC ARM 420196, 5.596%, 11/01/2030                                                                       19,567
       86,240   1  FHLMC ARM 606116, 30 Year, 6.917%, 9/1/2019                                                                87,302
    3,128,193   1  FHLMC ARM 780443, 5.410%, 3/01/2033                                                                     3,142,470
       87,624   1  FHLMC ARM 785167, 6.898%, 12/01/2018                                                                       88,700
                      TOTAL                                                                                                3,621,549
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.3%
      108,031   1  FNMA ARM 316302, 6.825%, 11/01/2018                                                                       110,442
    2,005,778   1  FNMA ARM 544843, 6.165%, 10/01/2027                                                                     2,031,577
    1,246,020   1  FNMA ARM 544852, 6.162%, 4/01/2028                                                                      1,261,896
    1,174,818   1  FNMA ARM 544884, 6.152%, 5/01/2034                                                                      1,189,802
    3,296,100   1  FNMA ARM 556379, 6.283%, 5/01/2040                                                                      3,323,135
      879,206   1  FNMA ARM 556388, 6.283%, 5/01/2040                                                                        884,782
                      TOTAL                                                                                                8,801,634
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
       45,026   1 GNMA ARM 8902, 30 Year, 5.375%, 1/20/2022                                                                   45,798
                      TOTAL ADJUSTABLE RATE MORTGAGES                                                                     12,468,981
                      (IDENTIFIED COST $12,496,379)
                  ASSET-BACKED SECURITIES-27.8%
                  AUTO RECEIVABLES--14.2%
    1,009,877     Americredit Automobile ReceivablesTrust 2005-AX, Class A3, 3.63%, 1/6/2010                               1,001,531
    1,500,000     BMW Vehicle Owner Trust 2005-A, Class B, 4.42%, 4/25/2011                                                1,481,261
      481,494     Capital One Auto Finance Trust 2003-A, Class A4A, 2.47%, 1/15/2010                                         481,414
    2,000,000     Capital One Auto Finance Trust 2006-A, Class A3, 5.33%, 11/15/2010                                       2,000,897
    2,000,000     Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009                              1,999,104
    2,000,000     Chase Manhattan Auto Owner Trust 2005-B, Class A3, 4.84%, 7/15/2009                                      1,995,143
    1,000,000     DaimlerChrysler Auto Trust 2004-C, Class A4, 3.28%, 12/8/2009                                              979,685
      212,107     Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011                                        206,952
    1,000,000     Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012                                      1,000,643
      151,373     Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009                                              151,083
    1,772,821     Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010                                            1,763,706
      500,000     Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012                                           493,115
    1,000,000     Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012                                          998,489
    1,250,000     Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013                                         1,248,981
    2,000,000     Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012                                     1,970,017
    2,000,000     M&I Auto Loan Trust 2005-1, Class A3, 4.83%, 9/21/2009                                                   1,994,560
      422,533     MMCA Automoble Trust 2002-2, Class C, 5.55%, 3/15/2010                                                     421,579
    1,047,495     Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009                                      1,039,469
      156,110     Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008                                    155,846
    1,172,428     Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012                                  1,141,535
    2,415,511     Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008                                              2,408,887
    1,445,473     Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009                                   1,431,146
      965,691     Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.36%, 3/15/2010                                     966,849
    2,000,000     Nissan Auto Receivables Owner Trust 2006-B, Class A3, 5.16%, 12/15/2009                                  1,997,886
    1,668,247     Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010                                      1,656,400
      929,716     USAA Auto Owner Trust 2005-3, Class A2, 4.52%, 6/16/2008                                                   929,537
      484,031     WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010                                              483,704
    1,371,414     WFS Financial Owner Trust 2005-2, Class A3, 4.16%, 12/17/2009                                            1,366,480
    1,500,000 2,3 Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012                                         1,496,079
      853,198     Whole Auto Loan Trust 2003-1, Class A4, 2.58%, 3/15/2010                                                   839,027
    2,000,000     World Omni Automobile Receivables Trust, Class A3, 4.40%, 4/20/2009                                      1,994,411
                      TOTAL                                                                                               38,095,416
                  CREDIT CARD-4.9%
    1,755,000     Bank One Issuance Trust 2002-B1, Class B1, 5.70%, 12/15/2009                                             1,757,265
    2,000,000     Bank One Issuance Trust 2003-A9, Class A9, 3.86%, 6/15/2011                                              1,958,659
    1,000,000     Bank of America Credit Card Trust 2007-C1, Class C1, 6/16/2014                                           1,001,702
    2,000,000     Capital One Multi Asset Execution Trust 2005-A8, Class A, 4.40%, 8/15/2011                               1,975,829
    1,000,000     Citibank Credit Card Issuance Trust 2002-C1, Class C1, 6.36%, 2/9/2009                                   1,000,651
    2,500,000     MBNA Master Credit Card Trust 2000-D, Class B, 5.75%, 9/15/2009                                          2,503,611
    2,000,000     National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012                                 2,009,629
    1,000,000     National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012                                 1,004,230
                      TOTAL                                                                                               13,211,576
                  EQUIPMENT LEASE--1.1%
      344,011     CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008                                              340,625
      558,041 2,3 Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011                                        549,710
    2,000,000 2,3 Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010                                     2,011,250
                      TOTAL                                                                                                2,901,585
                  HOME EQUITY LOAN--5.1%
      127,183 2,3 125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029                                              127,183
    1,440,000     Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/25/2035                                  1,455,091
       42,213     ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 5.80%, 1/15/2028                                    42,246
    1,941,993     Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023                                     1,947,731
       19,793     First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034                                                19,840
    1,930,822 2,3 GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 10/26/2036                                              1,916,341
    2,471,680     Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028                              1,469,288
      140,471 2,3 Hasco NIM Trust 2006-OP2A, Class A, 5.8563%, 1/26/2036                                                     140,244
       60,374     Indymac Home Equity Loan Asset-Backed Trust 2004-C, Class 1A1, 5.63%, 3/25/2035                             60,508
      396,829     Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015                                 391,436
      328,248   2 NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029                                                          65,650
      165,562     New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028                                   164,920
    2,000,000     Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035                                   1,986,138
      403,702 2,3 Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034                                                           404,017
      451,633     Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035                                            452,994
    3,000,000 2,3 Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/1/2047                2,993,721
                      TOTAL                                                                                               13,637,348
                  MANUFACTURED HOUSING--0.7%
    1,234,394     Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028                                            1,255,695
      604,833     Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016                                             610,215
                      TOTAL                                                                                                1,865,910
                  OTHER--1.2%
    1,175,485     Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018                                          1,157,704
    2,000,000     Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 6.13%, 6/15/2009                          2,001,136
                      TOTAL                                                                                                3,158,840
                  RATE REDUCTION BOND--0.6%
    1,711,421     PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011                                             1,684,501
                      TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $75,922,854)                                         74,555,176
                  COLLATERALIZED MORTGAGE OBLIGATIONS--14.8%
                  COMMERCIAL MORTGAGE--0.2%
      247,732     Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033                                   244,634
        4,015     CS First Boston Mortgage Securities Corp. 2002-26, Class 3A5, 6.26%, 10/25/2032                              3,995
      200,000     CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033                            197,081
    2,858,760     First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.30871%, 4/18/2029               128,191
                      TOTAL                                                                                                  573,901
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--2.8%
        5,152     Federal Home Loan Mortgage Corp. REMIC 1211 L, 7.00%, 3/15/2007                                              5,141
        8,552     Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021                                               8,361
      200,421     Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013                                           208,112
       59,276     Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.00%, 12/15/2008                                           59,245
      200,000     Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024                                           196,218
      221,325     Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028                                          224,108
      252,899     Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016                                           257,573
      634,399     Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017                                           624,056
    2,375,826     Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018                                         2,389,322
      471,220     Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018                                            451,735
      517,311     Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032                                            458,900
      961,340     Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022                                           957,189
      134,115     Federal Home Loan Mortgage Corp. REMIC 2676 JA, 4.00%, 8/15/2013                                           133,659
      484,056     Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031                                           459,543
      287,745     Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015                                           280,613
      424,708     Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024                                           412,158
      404,829     Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043                                           409,385
                      TOTAL                                                                                                7,535,318
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.9%
      382,218     Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020                                    412,994
        8,194     Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021                                   8,658
      204,733     Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022                                   210,627
      196,007     Federal National Mortgage Association REMIC 1993-113 SB, 9.7489%, 7/25/2023                                215,855
       85,000     Federal National Mortgage Association REMIC 1993-135 PJ, 6.50%, 7/25/2008                                   85,337
       13,278     Federal National Mortgage Association REMIC 1993-179 FO, 5.652%, 10/25/2023                                 13,349
       53,242     Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023                                     53,492
      305,090     Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013                                    310,776
      210,090     Federal National Mortgage Association REMIC 1993-68 PL, 7.00%, 5/25/2008                                   211,385
       84,903     Federal National Mortgage Association REMIC 1994-7 PG, 6.50%, 1/25/2009                                     85,058
    1,210,939     Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027                                1,239,565
      199,586     Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017                                    201,478
      715,629     Federal National Mortgage Association REMIC 2002-52 FG, 5.82%, 9/25/2032                                   723,783
      735,000     Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015                                  729,812
      209,799     Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033                                   194,226
      369,573     Federal National Mortgage Association REMIC 2003-47 FP, 5.67%, 9/25/2032                                   371,210
      377,944     Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033                                   342,520
      419,164     Federal National Mortgage Association REMIC 2003-W12 1A6, 4.50%, 6/25/2043                                 413,859
      850,000     Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028                                   856,955
      387,595     Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021                                     397,281
      437,033     Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022                                    460,164
      274,175     Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022                                    282,550
                      TOTAL                                                                                                7,820,934
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
       60,031     Government National Mortgage Association REMIC 2000-9 PB, 7.50%, 6/16/2026                                  60,020
                  NON-AGENCY MORTGAGE--8.9%
    1,500,000     American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034                             1,457,100
      292,881   2 C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029                                                   263,868
    2,000,000     Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036                                                     1,994,682
      708,627     Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034                                     695,515
      325,874     Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033                                   324,360
      358,915   2 Greenwich Capital Acceptance 1991-4, Class B1A, 6.3592119%, 7/1/2019                                       358,915
    1,000,000 2,3 Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009                                        1,001,199
    2,000,000     Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 5.61%, 1/25/2037                                   2,000,000
      644,982     Mastr Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033                                       622,725
    1,244,000     Permanent Financing (No. 5) PLC, Class 2C, 6.00313%, 6/10/2042                                           1,241,276
    1,100,000     Permanent Master Issuer PLC 2006-1, Class 1C, 5.56%, 7/17/2042                                           1,100,000
        3,525     Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007                                      3,517
        3,447   2 Resecuritization Mortgage Trust 1998-A, Class B3, 8.45009%, 10/26/2023                                       2,723
    1,582,698     Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.2741%, 9/25/2034                                 1,576,712
       69,205     Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033                              67,150
      562,158     Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017                                            560,918
       52,299 2,3 SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 6.1624%, 1/28/2027                                  41,316
      839,948     Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024                                                 869,026
    2,000,000     Washington Mutual, Inc. 2003-AR-S, Class A6, 3.695%, 6/25/2033                                           1,962,888
    1,072,243     Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018                                                    1,042,793
    1,872,965     Washington Mutual 2006-AR15, Class 1A, 5.723%, 11/25/2046                                                1,877,385
    1,863,463     Washington Mutual 2006-AR17, Class 1A, 5.703%, 12/25/2046                                                1,865,718
    1,748,574     Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018                         1,702,668
    1,076,064     Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.399%, 7/25/2034                        1,072,125
                      TOTAL                                                                                               23,704,579
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           39,694,752
                      (IDENTIFIED COST $40,261,297)
                  CORPORATE BONDS--26.5%
                  BASIC INDUSTRY - CHEMICALS--0.8%
    2,200,000     Praxair, Inc., 2.75%, 6/15/2008                                                                          2,125,464
                  CAPITAL GOODS - AEROSPACE & DEFENSE--0.5%
    1,250,000     General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010                                                       1,221,129
                  CAPITAL GOODS - BUILDING MATERIALS--0.5%
    1,250,000     CRH America, Inc., 5.625%, 9/30/2011                                                                     1,256,932
                  CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.7%
    2,000,000 2,3 Tyco International Group SA , Note, 4.436%, 6/15/2007                                                    1,990,615
                  COMMUNICATIONS - MEDIA & CABLE--1.0%
    1,250,000     Comcast Corp., Company Guarantee, 5.85%, 1/15/2010                                                       1,266,941
    1,500,000     Cox Communications, Inc., Note, 5.91%, 12/14/2007                                                        1,506,227
                      TOTAL                                                                                                2,773,168
                  COMMUNICATIONS - MEDIA NONCABLE--0.7%
    1,750,000     Reed Elsevier, Inc., Floating Rate Note, 5.69%, 6/15/2010                                                1,751,314
                  COMMUNICATIONS - TELECOM WIRELESS--0.5%
    1,250,000     America Movil S.A. de C.V., Company Guarantee, 4.125%, 3/1/2009                                          1,213,313
                  COMMUNICATIONS - TELECOM WIRELINES--0.7%
    2,000,000     BellSouth Corp., 5.49875%, 11/15/2007                                                                    2,002,633
                  CONSUMER CYCLICAL - AUTOMOTIVE--2.0%
      400,000 2,3 American Honda Finance Corp., 3.85%, 11/6/2008                                                             390,437
    1,500,000     DaimlerChrysler North America Holding Corp., Floating Rate Note, 5.60%, 3/7/2007                         1,500,236
      300,000     General Motors Acceptance Corp., Note, 6.125%, 2/1/2007                                                    300,000
    1,250,000 2,3 Harley Davidson, Inc., 3.625%, 12/15/2008                                                                1,212,779
      500,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                         496,346
    1,500,000 2,3 Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                                          1,460,589
                      TOTAL                                                                                                5,360,387
                  CONSUMER CYCLICAL - ENTERTAINMENT--0.4%
    1,000,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                  1,015,078
                  CONSUMER CYCLICAL - RETAILERS--1.6%
    1,000,000     CVS Corp., Sr. Note, 5.75%, 8/15/2011                                                                    1,010,466
    1,500,000     Home Depot, Inc., Sr. Note, 3.75%, 9/15/2009                                                             1,445,648
    1,900,000     Target Corp., 3.375%, 3/1/2008                                                                           1,863,046
                      TOTAL                                                                                                4,319,160
                  CONSUMER NON-CYCLICAL FOOD/BEVERAGE--1.6%
    2,500,000     Diageo Capital PLC, 3.375%, 3/20/2008                                                                    2,447,046
    2,000,000     General Mills, Inc., 3.875%, 11/30/2007                                                                  1,975,654
                      TOTAL                                                                                                4,422,700
                  CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.9%
      900,000     Abbott Laboratories, 5.375%, 5/15/2009                                                                     903,600
    1,444,000     Eli Lilly & Co., Note, 2.90%, 3/15/2008                                                                  1,408,310
                      TOTAL                                                                                                2,311,910
                  CONSUMER NON-CYCLICAL PRODUCTS--0.7%
    2,000,000     Procter & Gamble Co., 3.50%, 12/15/2008                                                                  1,939,924
                  ENERGY - INDEPENDENT--0.2%
      684,000 2,3 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                        662,558
                  ENERGY - INTEGRATED--0.6%
    1,500,000 2,3 Qatar Petroleum, 5.579%, 5/30/2011                                                                       1,502,426
                  ENERGY - REFINING--0.4%
    1,250,000     Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009                                                       1,201,337
                  FINANCIAL INSTITUTION - BANKING--1.4%
      300,000     Citigroup, Inc., 4.625%, 8/3/2010                                                                          294,052
      400,000     U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                                                                   399,738
    1,500,000     Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                                                           1,497,144
    1,500,000     Wells Fargo Financial, Inc., Sr. Note, 5.625%, 2/3/2009                                                  1,512,647
                      TOTAL                                                                                                3,703,581
                  FINANCIAL INSTITUTION - BROKERAGE--0.8%
      400,000     Franklin Resources, Inc., 3.70%, 4/15/2008                                                                 392,443
    1,500,000     Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                                             1,462,005
      375,000     Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.908%, 1/31/2008                                      375,150
                      TOTAL                                                                                                2,229,598
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--3.8%
    2,150,000     American Express Co., 3.75%, 11/20/2007                                                                  2,123,339
    1,250,000     Capital One Bank, Note, 5.00%, 6/15/2009                                                                 1,242,265
    1,250,000     General Electric Capital Corp., 4.00%, 6/15/2009                                                         1,217,308
      350,000     General Electric Capital Corp., Note, 4.875%, 10/21/2010                                                   346,338
    1,000,000     HSB Capital I, Company Guarantee, 6.27%, 7/15/2027                                                       1,004,865
    1,500,000     International Lease Finance Corp., Unsecd. Note, 3.50%, 4/1/2009                                         1,446,488
    1,250,000     Residential Capital Corp., 6.00%, 2/22/2011                                                              1,245,437
    1,250,000     Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010                                           1,262,074
      290,000     SLM Corp., Note, Series A, 3.95%, 8/15/2008                                                                283,544
                      TOTAL                                                                                               10,171,658
                  FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.2%
      500,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                      506,400
                  FINANCIAL INSTITUTION - INSURANCE - LIFE--0.4%
    1,000,000     AXA Financial, Inc., Note, 6.50%, 4/1/2008                                                               1,012,202
                  FINANCIAL INSTITUTION - REITS--2.3%
    1,400,000     Archstone-Smith Trust, 3.00%, 6/15/2008                                                                  1,356,527
    1,250,000     EOP Operating LP, Sr. Note, 6.80%, 1/15/2009                                                             1,288,272
    2,300,000     Prologis, Note, 5.25%, 11/15/2010                                                                        2,279,919
    1,250,000     Simon Property Group, Inc., 6.375%, 11/15/2007                                                           1,258,443
                      TOTAL                                                                                                6,183,161
                  TECHNOLOGY--1.9%
    1,500,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                              1,500,894
    1,975,000     Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008                                                          1,999,596
    1,450,000     Oracle Corp., Floating Rate Note, Series WI, 5.59%, 1/13/2009                                            1,450,679
                      TOTAL                                                                                                4,951,169
                  TRANSPORTATION - SERVICES--0.7%
      935,000     FedEx Corp., Note, 2.65%, 4/1/2007                                                                         931,112
    1,000,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                                      1,004,859
                      TOTAL                                                                                                1,935,971
                  UTILITY - ELECTRIC--0.7%
    2,000,000     Dominion Resources, Inc., 5.125%, 12/15/2009                                                             1,986,815
                  UTILITY - NATURAL GAS DISTRIBUTOR--0.5%
    1,250,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                    1,205,605
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $71,576,592)                                                70,956,208
                  CORPORATE NOTES--0.2%
                  COMMUNICATIONS - TELECOM WIRELINES--0.2%
      500,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010                                                            485,978
                  (IDENTIFIED COST $499,615)
                  GOVERNMENT AGENCIES--6.1%
                  AGENCY--2.8%
    2,000,000     Federal Home Loan Bank System, Bond, 5.10%, 9/19/2008                                                    1,998,282
    3,000,000     Federal Home Loan Bank System, Bond, Series 598, 4.625%, 11/21/2008                                      2,973,896
    2,500,000     Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008                                                 2,524,650
                      TOTAL                                                                                                7,496,828
                  FEDERAL HOME LOAN MORTGAGE CORPORATION-2.9%
    1,000,000     Federal Home Loan Mortgage Corp., 4.625%, 2/21/2008                                                        993,433
    7,000,000     Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011                                                 6,918,687
                      TOTAL                                                                                                7,912,120
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.4%
    1,000,000     Federal National Mortgage Association, Note, Series 1, 3.625%, 3/15/2007                                   997,971
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $16,496,819)                                             16,406,919
                  MORTGAGE BACKED SECURITIES-1.0%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--0.4%
       14,938     Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010                                             15,138
      109,810     Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021                                             116,715
       87,358     Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021                                             89,277
      348,786     Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018                                            341,482
       42,359     Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010                                             43,293
      175,161     Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015                                            180,434
       56,012     Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017                                              58,790
      114,485     Federal Home Loan Mortgage Corp., Pool M90766, 5.00%, 11/1/2007                                            113,728
      122,689     Federal Home Loan Mortgage Corp., Pool M90767, 4.50%, 11/1/2007                                            121,427
                      TOTAL                                                                                                1,080,284
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.4%
      495,649     Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013                                        475,059
       14,989     Federal National Mortgage Association, Pool 313806, 7.50%, 2/1/2014                                         15,005
       40,220     Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014                                         41,794
       96,838     Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016                                        99,190
      238,333     Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033                                       243,087
                      TOTAL                                                                                                  874,135
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.2%
       89,294     Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024                                     93,601
        4,009     Government National Mortgage Association, Pool 365841, 7.00%, 9/15/2008                                      4,034
        5,435     Government National Mortgage Association, Pool 413575, 7.00%, 12/15/2010                                     5,516
       36,086     Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026                                     38,913
      425,910     Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015                                   449,750
                      TOTAL                                                                                                  591,814
                      TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $2,621,342)                                        2,546,233
                  U.S. TREASURY--12.1%
    1,500,000   4 United States Treasury Note, 3.25%, 8/15/2007                                                            1,485,461
    4,000,000   5 United States Treasury Note, 3.25%, 8/15/2008                                                            3,900,768
    3,000,000     United States Treasury Note, 3.75%, 5/15/2008                                                            2,953,790
    3,000,000     United States Treasury Note, 3.875%, 5/15/2010                                                           2,915,051
    3,000,000   5 United States Treasury Note, 3.875%, 7/15/2010                                                           2,913,132
    4,000,000     United States Treasury Note, 4.25%, 10/31/2007                                                           3,975,704
    5,000,000   5 United States Treasury Note, 4.50%, 2/15/2009                                                            4,960,028
    3,000,000     United States Treasury Note, 4.50%, 9/30/2011                                                            2,960,598
    3,000,000     United States Treasury Note, 4.625%, 3/31/2008                                                           2,986,214
    3,000,000     United States Treasury Note, 4.75%, 3/31/2011                                                            2,992,961
      500,000     United States Treasury Note, 5.625%, 5/15/2008                                                             503,822
                      TOTAL U.S. TREASURY (IDENTIFIED COST $32,911,102)                                                   32,547,529
                  MUTUAL FUNDS --5.2%6
    1,409,079     Federated Mortgage Core Portfolio                                                                       13,879,426
        1,730     The High Yield Bond Portfolio                                                                               11,933
                      TOTAL MUTUAL FUNDS (IDENTIFIED COST $14,426,058)                                                    13,891,359
                  REPURCHASE AGREEMENTS-5.6%
    2,778,000     Interest in $4,200,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bank of         2,778,000
                  America N.A. will repurchase a U.S. Government Agency security maturing on 7/1/2035 for
                  $4,200,617,167 on 2/1/2007. The market value of the underlying security at the end of the period was $4,284,629,510.
    6,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which Bear            6,000,000
                  Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to
                  12/15/2036 for $2,000,293,889 on 2/1/2007. The market value of the underlying securities at the end of the period was $2,060,000,297 (purchased with proceeds from securities lending collateral).
    6,374,000     Interest in $3,300,000,000 joint repurchase agreement 5.29%, dated 1/31/2007 under which ING             6,374,000
                  Financial Markets LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/1/2042 for $3,300,484,917 on 2/1/2007. The market value of the underlying securities at the end of the period was $3,378,754,250 (purchased with proceeds from securities lending collateral).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               15,152,000
                      TOTAL INVESTMENTS - 104.0%                                                                         278,705,135
                      (IDENTIFIED COST $282,364,058)7
                      OTHER ASSETS AND LIABILITIES - NET - (4.0)%                                                       (10,729,436)
                      TOTAL NET ASSETS - 100%                                                                         $  267,975,699

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $18,591,620, which represented 6.9% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $17,900,464, which represented 6.7% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of January 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED         MARKET VALUE OF COLLATERAL
     $11,773,928                               $12,374,000

6    Affiliated companies.

7 At January 31, 2007, the cost of investments for federal tax purposes was $282,364,058. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $3,658,923. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $373,583, and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,032,506.

     At January 31, 2007, the Fund had the following outstanding long futures contracts:

    DESCRIPTION                                                  NOTIONAL VALUE EXPIRATION DATE       UNREALIZED
                                               NUMBER OF                                              DEPRECIATION
                                               CONTRACTS
    8U.S Treasury Notes 2 Year Futures         25                $5,089,844     March 2007            $(30,574)
    8U.S Treasury Notes 5 Year Futures         10                $1,045,313     March 2007            $(14,339)
  8 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2007, is as follows:

SECURITY                                                                ACQUISITION DATE  ACQUISITION COST
C-BASS ABS LLC Series 1999-3, Class B1, 6.885%, 2/3/2029                7/9/1999          $239,750
Greenwich Capital Acceptance 1991-4, Class B1A, 6.3592119%, 7/1/2019    1/7/1993          $361,271
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029                      2/23/1999         $326,662
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45009%, 10/26/2023  2/12/1999         $160,050


The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 FHLMC --Federal Home Loan Mortgage Corporation
 FNMA  --Federal National Mortgage Association
 GNMA  --Government National Mortgage Association
 IO    --Interest Only
 REITs --Real Estate Investment Trusts
 REMIC --Real Estate Mortgage Investment Conduit









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        March 16, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007